MANAGED GOVERNMENT SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND

--------------------------------------------------------------------------------










                                  ANNUAL REPORT
                                DECEMBER 31, 1996

--------------------------------------------------------------------------------

Board of Directors
DAVID S. LEE^(1)                   Chairman of the Board; Managing Director, Scudder,
                                   Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER^(1)^(2)^(3)       Vice President and Economic Counsellor, The Conference
                                   Board;
                                   formerly Assistant Secretary of the Treasury for
                                   Economic Policy

PETER B. FREEMAN^(2)^(3)           Corporate Director and Trustee

ROBERT W. LEAR^(2)^(3)             Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE^(1)                  President; Chairman of the Board, Scudder, Stevens & Clark, Inc.

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

STEPHEN L. AKERS                   Vice President

K. SUE COTE                        Vice President

CAROL L. FRANKLIN                  Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

Dear Shareholder:

Operated  exclusively  for  institutions  and their clients,  Scudder Fund, Inc.
provided competitive investment results in 1996. Scudder Fund, Inc. includes three separate money market funds -- Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund. Each Fund seeks to provide a high level of income while preserving capital and maintaining liquidity.

All three funds seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each fund will maintain stable net asset values.) The Managed Tax-Free Fund seeks to provide income exempt from Federal income tax.

Total net assets for Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund were $625 million on December 31, 1996, compared to $560 million at the start of the year, which does not include the assets of Managed Federal Securities Fund. Managed Federal Securities Fund ceased operations on November 29, 1996. A table showing dividend payments and other financial information for the twelve months ended December 31, 1996 is on page 16. This table also shows dividend payments and financial information for each fund for the five years ended December 31, 1996. In addition, please see the following pages for audited financial statements for the year ended December 31, 1996, as well as a list of each Fund's investments.

If you have any questions  concerning any of these funds,  please call toll free
(800) 854-8525 from any continental state.


                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

MANAGED GOVERNMENT SECURITIES FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 -------         ---------          ---------
REPURCHASE AGREEMENTS -- 7.1%

State Street Bank & Trust, dated 12/31/96 at 6.00%
  (proceeds at maturity $1,976,659) collateralized
  by $1,865,000 U.S. Treasury Bond, 7.125%, 2/15/23
  (cost $1,976,000) (note 3) .................................     1/2/97       $   1,976,000      $   1,976,000
                                                                                                   -------------
U.S. AGENCY OBLIGATIONS -- 93.5%
Federal Home Loan Bank Discount Note .........................     1/2/97           2,000,000          1,999,708
Federal Home Loan Mortgage Corp. Discount Note ...............     4/1/97           4,000,000          3,946,900
Federal Home Loan Mortgage Corp. Discount Note ...............    1/14/97           3,000,000          2,994,301
Federal Home Loan Mortgage Corp. Discount Note ...............    1/17/97           3,200,000          3,192,590
Federal Home Loan Mortgage Corp. Discount Note ...............    1/24/97           3,000,000          2,989,957
Federal National Mortgage Assn. Discount Note ................    1/21/97           6,000,000          5,982,700
Federal National Mortgage Assn., 5.18% .......................    3/14/97*          5,000,000          5,000,000
                                                                                                   -------------
TOTAL U.S. AGENCY OBLIGATIONS (cost $26,106,156) ...............................................      26,106,156
                                                                                                   -------------
TOTAL INVESTMENTS -- 100.6% (cost $28,082,156)** ...............................................      28,082,156
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Cash ...........................................................................................             706
Receivable for capital stock sold ..............................................................          10,417
Interest receivable and other assets ...........................................................          58,489
Dividend payable ...............................................................................        (118,924)
Payable for capital stock redeemed .............................................................          (1,400)
Management fee payable (note 4) ................................................................         (18,770)
Accrued expenses (note 4) ......................................................................         (94,387)
                                                                                                   -------------
                                                                                                        (163,869)
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 27,918,287 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $   27,918,287
                                                                                                   =============
NET ASSET VALUE PER SHARE ......................................................................        $1.00
                                                                                                        =====

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------         ---------          ---------
CERTIFICATES OF DEPOSIT -- 18.8%
Bank of America, Illinois, 5.70% .............................    5/28/97       $   5,000,000      $   4,997,843
Bank of New York Co., Inc., 5.365% ...........................    6/10/97           7,000,000          7,000,000
Canadian Imperial, 5.37% .....................................    1/10/97          15,000,000         15,000,000
Fifth Third Bank, 5.36% ......................................     1/8/97          15,000,000         15,000,013
National Westminster Bank, PLC, 5.41% ........................    1/21/97          15,000,000         15,000,246
Rabobank Nederland N.V., 5.56% ...............................     3/3/97          14,000,000         14,001,352
Societe Generale, 5.37% ......................................    2/19/97          10,000,000         10,000,000
                                                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT (cost $80,999,454) ...............................................      80,999,454
                                                                                                   -------------
COMMERCIAL PAPER -- 63.6%
American Express Credit Corp. ................................    1/23/97          15,000,000         14,951,142
Associates Corp. of North America ............................    1/21/97          15,000,000         14,955,667
Barclays U.S. Funding Corp. ..................................    2/28/97          10,000,000          9,914,933
Beneficial Corp. .............................................     4/1/97          10,000,000          9,866,250
Centric Funding Corp. ........................................    2/10/97          10,000,000          9,940,667
Centric Funding Corp. ........................................    2/18/97           5,000,000          4,963,600
Chevron Transport Corp. ......................................     4/1/97          10,000,000          9,865,500
Ciesco, L.P. .................................................    1/15/97          14,000,000         13,971,144
CIT Group Holdings, Inc. .....................................    1/22/97          15,000,000         14,950,913
Commerzbank AG ...............................................    2/28/97          10,000,000          9,914,772
Corporate Asset Funding Co., Inc. ............................    2/25/97          12,000,000         11,901,733
Deutsche Bank Financial, Inc. ................................     3/4/97          12,000,000         11,891,093
Dresdner U.S. Finance, Inc. ..................................     1/2/97          14,000,000         13,997,814
Ford Motor Credit Corp. ......................................     4/1/97          10,000,000          9,866,250
General Electric Capital Corp. ...............................    1/23/97          15,000,000         14,949,583
Household Finance Corp. ......................................    1/15/97          10,000,000          9,978,456
J.P. Morgan & Co., Inc. ......................................     1/8/97          14,000,000         13,985,354
New Center Asset Trust .......................................    5/27/97          18,000,000         17,610,180
Pacificorp ...................................................    2/28/97          10,000,000          9,914,772
Prudential Funding Corp. .....................................     1/9/97          15,000,000         14,982,267
Republic New York Corp. ......................................    1/15/97           8,000,000          7,983,107
Texaco Inc. ..................................................     1/9/97          14,000,000         13,982,796
Virginia Electric & Power Co. ................................    2/13/97          10,000,000          9,936,097
                                                                                                   -------------
TOTAL COMMERCIAL PAPER (cost $274,274,090) .....................................................     274,274,090
                                                                                                   -------------
CORPORATE BOND -- 1.7%
General Electric Capital Corp., 7.625% .......................    1/10/97           2,000,000          2,001,052
MMR Funding I (LOC Bayerische Vereinsbank), 5.84% ............     1/2/97*          5,500,000          5,500,000
                                                                                                   -------------
TOTAL CORPORATE BOND (cost $7,501,052) .........................................................       7,501,052
                                                                                                   -------------

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------         ---------          ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
Student Loan Marketing Association, 5.39% ....................    1/14/97*      $  15,000,000      $  15,000,000
Student Loan Marketing Association, 5.41% ....................    1/14/97*         22,400,000         22,396,073
                                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,396,073) ....................................      37,396,073
                                                                                                   -------------
REPURCHASE AGREEMENTS -- 12.9%

State Street Bank & Trust, dated 12/31/96 at 6.00%
  (proceeds at maturity $55,637,540) collateralized
  by $52,410,000 U.S. Treasury Bond, 7.125%, 2/15/23
  (cost $55,619,000) .........................................     1/2/97          55,619,000         55,619,000
                                                                                                   -------------
TOTAL INVESTMENTS -- 105.7% (cost $455,789,669)** ..............................................     455,789,669
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (5.7%)
Receivable for capital stock sold ..............................................................       5,614,903
Interest receivable and other assets ...........................................................       1,334,256
Dividend payable ...............................................................................      (1,569,532)
Payable for capital stock redeemed .............................................................      (1,147,761)
Due to custodian ...............................................................................     (28,399,017)
Management fee payable (note 4) ................................................................        (115,079)
Accrued expenses (note 4) ......................................................................        (209,164)
                                                                                                   -------------
                                                                                                     (24,491,394)
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 431,298,275 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $  431,298,275
                                                                                                   =============
NET ASSET VALUE PER SHARE ......................................................................        $1.00
                                                                                                        =====

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED TAX-FREE FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

CREDIT                                                                              PRINCIPAL       VALUE
RATING*   SHORT-TERM MUNICIPAL INVESTMENTS -- 100.7%                                 AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
          ARIZONA
MIG1      Pima County Industrial Development Authority, Series 1985, SFE
             Technologies, VRDN, 4.5%, 12/1/05 .................................  $  1,900,000   $ 1,900,000
A1+       Pima County, Industrial Development Authority, Tucson Electric
             Power Co., Series 1982A, VRDN, 4.1%, 7/1/22 .......................     1,800,000     1,800,000
                                                                                                 -----------
                 TOTAL ARIZONA .................................................                   3,700,000
                                                                                                 -----------
          CALIFORNIA
A1+       Burbank Redevelopment Agency, Multifamily Housing Series 1985A,
             VRDN, 3%, 11/1/10 .................................................     5,100,000     5,100,000
SP1+      California State, GO, RAN, Series 1996, 4.5%, 6/30/97 ................     2,000,000     2,007,805
MIG1+     California Statewide Community Development Authority, Northern
             California Retired Officers, VRDN, 5%, 6/1/26 .....................     1,300,000     1,300,000
A1        Corona Multi--Family Housing Revenue, Series 1985B, VRDN, 4.125%,
             2/1/05 ............................................................     2,000,000     2,000,000
SS&C      Huntington Beach, Multi--Family Housing Revenue, River Meadows
             Apartments, Series B, VRDN, 4.125%, 10/1/05 .......................     6,800,000     6,800,000
SS&C      Lancaster Household Bank Project, Antelope Pines Estate, Series 1984-A
             VRDN, 3.55%, 11/1/04 ..............................................     3,000,000     3,000,000
A1+       Orange County, Sanitation District #1- 3, 5- 7&11, Series 1993, VRDN,
             5%, 8/1/16 ........................................................       900,000       900,000
SS&C      San Marcos, Redevelopment Agency, Multi-Family Rental Housing
             Series 1985 A, VRDN, 4.125%, 6/1/05 ...............................     6,900,000     6,900,000
                                                                                                 -----------
                 TOTAL CALIFORNIA ..............................................                  28,007,805
                                                                                                 -----------
          COLORADO
A1+       Colorado Health Facilities Authority, Composite Issue for Kaiser
             Permanente, Series 1995A, VRDN, 4.15%, 8/1/15 .....................     1,000,000     1,000,000
A1+       Regional Transportation, District of Colorado, Special Passenger Fare
             Revenue, Series 1989A, VRDN, 4%, 6/1/99 ...........................     1,700,000     1,700,000
                                                                                                 -----------
                 TOTAL COLORADO ................................................                   2,700,000
                                                                                                 -----------
          DISTRICT OF COLUMBIA
A1+       District of Columbia, General Fund Recovery, Series B-3, VRDN,
             5.1%, 6/1/03 ......................................................     2,000,000     2,000,000
MIG1      District of Columbia, GO, General Fund Recovery, Series B2,
             VRDN, 5.1%, 6/1/03 ................................................       300,000       300,000
MIG1      District of Columbia, GO, VRDN, Series A3, 5%, 10/1/07 ...............     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL DISTRICT OF COLUMBIA ....................................                   3,300,000
                                                                                                 -----------
          FLORIDA
MIG1      Broward County, Housing Finance Authority, Welleby Apartments
             Project, VRDN, 4.25%, 12/1/06 .....................................     1,000,000     1,000,000
A1+       Gainesville, Florida Utilities System, Series C, TECP, 3.6%, 1/6/97 ..     1,000,000     1,000,000
AAA       Dade County Health Facilities Authority, Miami Children's Hospital,
             VRDN, AMBAC Insured, 4%, 9/1/25 ...................................     1,200,000     1,200,000
A1+       Dade County, Water and Sewer System Revenue, Series 1994, VRDN,
             FGIC Insured, 4%, 10/5/22 .........................................     4,700,000     4,700,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
MIG1      Jacksonville Pollution Control Revenue, Florida Power and Light, TECP,
             Series 1994, 3.55%, 2/20/97 .......................................  $  1,300,000   $ 1,300,000
A1        Sarasota County, Public Hospital District, Sarasota Memorial Hospital,
             TECP, Series 1993A, 3.7%, 2/18/97 .................................     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL FLORIDA .................................................                  11,700,000
                                                                                                 -----------
          GEORGIA
A1+       Turner County Industrial Development Revenue, Coats & Clark Inc.,
             Series 1984, VRDN, 3.65%, 10/1/98 .................................     1,600,000     1,600,000
                                                                                                 -----------
          IDAHO
MIG1      Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical
             Center Project, Series 1995, VRDN, 5.25%, 5/1/22 ..................     2,400,000     2,400,000
                                                                                                 -----------
          ILLINOIS
P1        Illinois Education Facilities Authority Pooled Financing Program, TECP,
             3.55%, 2/20/97 ....................................................     3,500,000     3,500,000
MIG1      Illinois Educational Facilities Authority, University Pooled Finance
             Program, VRDN, FGIC Insured, 4.25%, 12/1/05 .......................     1,810,000     1,810,000
SS&C      Pekin, Industrial Development Revenue Refunding Bonds, BOC Group,
             Series 1992, VRDN, 4.15%, 9/1/12 ..................................     2,600,000     2,600,000
                                                                                                 -----------
                 TOTAL ILLINOIS ................................................                   7,910,000
                                                                                                 -----------
          INDIANA
A1+       Sullivan Hoosier Energy Rural Electric Project, TECP, Series 1985L
             3.45%, 2/12/97 ....................................................     2,000,000     2,000,000
A1+       Sullivan PCR, Hoosier Energy Rural Electric Project, TECP, 3.6%,
             1/6/97 ............................................................     2,000,000     2,000,000
                                                                                                 -----------
                 TOTAL INDIANA .................................................                   4,000,000
                                                                                                 -----------
          IOWA
MIG1      Council Bluffs Pollution Control, VRDN, Iowa Illinois Gas & Electric
             Company, Series 1995, 4.25%, 1/1/25 ...............................     1,000,000     1,000,000
                                                                                                 -----------
          KENTUCKY
MIG1      Mayfield, Multi-City Lease Revenue, Kentucky League of Cities Funding
             Trust, VRDN, Series 1996, 4.3%, 7/1/26 ............................     1,000,000     1,000,000
                                                                                                 -----------
          LOUISIANA
MIG1      Louisiana State Offshore Terminal Authority, Deepwater Port Revenue,
             1st Stage, Series 1994, VRDN, 5%, 9/1/06 ..........................       100,000       100,000
                                                                                                 -----------
          MARYLAND
A1        Anne Arundel County, Baltimore Electric & Gas Company, TECP,
             3.55%, 1/9/97 .....................................................     3,020,000     3,020,000
                                                                                                 -----------
          MASSACHUSETTS
MIG1      Commonwealth of Massachusetts GO Note, Series A, 4.25%, 6/10/97 ......     5,000,000     5,018,815
SP1       Massachusetts Bay Transportation Authority, Series B, 4.75%, 9/5/97 ..     1,000,000     1,005,204
A1+       Massachusetts Health & Educational Facilities Authority, Harvard
             University, Series I, VRDN, 3.9%, 2/1/16 ..........................     3,215,000     3,215,000
MIG1      Massachusetts Industrial Finance Agency, Merritt Care Beverly
             Enterprises, VRDN, 5%, 4/1/09 .....................................       800,000       800,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
MIG1      Massachusetts Industrial Finance Agency, Resource Recovery, Ogden
             Haverhill Project, VRDN, 3.9%, 12/1/06 ............................  $  2,900,000   $ 2,900,000
P1        Massachusetts Water Resources Authority, TECP, Series 1994, 3.65%,
             1/15/97 ...........................................................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL MASSACHUSETTS ...........................................                  13,939,019
                                                                                                 -----------
          MISSISSIPPI
A1        Jackson County, Chevron USA Inc., Project, Pollution Control Revenue
             Bonds, VRDN, 5%, 12/1/16 ..........................................     1,400,000     1,400,000
                                                                                                 -----------
          MISSOURI
MIG1      Missouri HEFA, Health Facilities Revenue, Sisters of Mercy, VRDN,
             4.2%, 6/1/19 ......................................................     1,100,000     1,100,000
MIG1      Missouri HEFA, Health Facilities Revenue, Sisters of Mercy, VRDN,
             4.2%, 6/1/19 ......................................................     1,000,000     1,000,000
SP1+      Missouri HEFA, School District, Advance Funding Notes, Series 1996 C,
             Kansas City School District, 4.5%, 9/8/97 .........................     1,000,000     1,003,959
P1        St. Louis Industrial Development Authority, Kirkwood Project, Series
             1985, VRDN, 4.125%, 12/1/15 .......................................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL MISSOURI ................................................                   4,103,959
                                                                                                 -----------
          NEBRASKA
P1        Nebraska Public Power District (all Districts), TECP, Series 1996,
             3.5%, 1/28/97 .....................................................     5,000,000     5,000,000
A1+       Omaha Public Power District, TECP, 3.6%, 1/28/97 .....................     1,300,000     1,300,000
                                                                                                 -----------
                 TOTAL NEBRASKA ................................................                   6,300,000
                                                                                                 -----------
          NEW HAMPSHIRE
A1+       New Hampshire Business Finance Authority, Connecticut Light & Power,
             VRDN, 4.15%, 12/1/22 ..............................................     2,000,000     2,000,000
                                                                                                 -----------
          NEW JERSEY
A1+       New Jersey State Turnpike Authority, Series D, VRDN, 3.75%, 1/1/18 ...     1,900,000     1,900,000
                                                                                                 -----------
          NEW MEXICO
SS&C      Belen Industrial Revenue Refunding Bond, United Desiccants Project,
             VRDN, 4.3%, 4/1/00 ................................................     1,000,000     1,000,000
P1        Farmington, Pollution Control Revenue, Arizona Public Service Co.,
             Series 1994B, VRDN, 5%, 9/1/24 ....................................     1,300,000     1,300,000
                                                                                                 -----------
                 TOTAL NEW MEXICO ..............................................                   2,300,000
                                                                                                 -----------
          NEW YORK
MIG1      New York City Municipal Water Finance Authority, Series 1994G,
             FGIC insured, VRDN, 5%, 6/15/24 ...................................     1,000,000     1,000,000
MIG1      New York City, Municipal Water Finance Authority, Series C, VRDN,
             FGIC Insured, 5%, 6/15/23 .........................................     1,000,000     1,000,000
MIG1      New York City, TAN, Series 1996A, 4.5%, 2/12/97 ......................     1,875,000     1,876,888
P1        State of New York, TECP, Series Q, 3.55%, 1/14/97 ....................     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL NEW YORK ................................................                   6,376,888
                                                                                                 -----------

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
          NORTH CAROLINA
A1+       North Carolina Municipal Power Agency #1, Catawaba Project, TECP,
             Series 1996A, 3.55%, 2/20/97 ......................................  $  2,000,000   $ 2,000,000
                                                                                                 -----------
          OHIO
MIG1      Cuyahoga County, Health & Education, University Hospital of
             Cleveland, VRDN, 5%, 1/1/16 .......................................     1,100,000     1,100,000
                                                                                                 -----------
          PENNSYLVANIA
MIG1      Delaware Valley, Finance Authority, Series 1985A, VRDN, 4.15%,
              12/1/20 ..........................................................     1,600,000     1,600,000
SS&C      Elk County, Industrial Development Authority, VRDN, 3.795%, 3/1/04 ...       750,000       750,000
A1+       Emmaus, General Authority, Local Government Revenue Pool
             Program, Series 1989 G, VRDN, 4.15%, 3/1/24 .......................     1,300,000     1,300,000
A1        Emmaus, General Authority, Local Government Revenue Pool Program,
             1989 Series G-5, VRDN, 4.2%, 3/1/24 ..............................      2,000,000     2,000,000
A1+       Emmaus, General Authority, Local Government Revenue Pool Program,
             1989 Series G-6, VRDN, 4.15%, 3/1/24 .............................      1,900,000     1,900,000
MIG1      Philadelphia, TRAN, GO, 4.5%, 6/30/97 ................................     1,000,000     1,002,606
SP1       Philadelphia, School District, TRAN, Series 1996-1997,
             4.5%, 6/30/97 .....................................................     3,000,000     3,007,122
                                                                                                 -----------
                 TOTAL PENNSYLVANIA ............................................                  11,559,728
                                                                                                 -----------
          PUERTO RICO
MIG1      Puerto Rico Commonwealth, TRAN, Series 1996, 4%, 7/30/97 .............     1,500,000     1,504,830
                                                                                                 -----------
          RHODE ISLAND
MIG1      Rhode Island State, TAN, 4.5%, 6/30/97 ...............................     3,000,000     3,015,369
                                                                                                 -----------
          TENNESSEE
MIG1      Clarksville, Public Building Authority, Pooled Financing, Series 1990,
             VRDN, MBIA Insured, 4%, 7/1/13 ....................................     1,900,000     1,900,000
MIG1      Franklin, Industrial Development Revenue, Franklin Oaks Apartments,
             VRDN, 4.25%, 12/1/07 ..............................................     2,000,000     2,000,000
                                                                                                 -----------
                 TOTAL TENNESSEE ...............................................                   3,900,000
                                                                                                 -----------
          TEXAS
MIG1      Harris County, TAN, Series 1996, 4.5%, 2/28/97 .......................     1,000,000     1,001,149
A1+       Harris County, Toll Roads, Series 1994G, VRDN, 4%, 8/1/20 ............     2,500,000     2,500,000
MIG1      Lone Star, Airport Improvement Authority, Series A5, VRDN, 4.95%,
             12/1/14 ...........................................................     1,300,000     1,300,000
MIG1      Lone Star, Airport Improvement Authority, Series B2, VRDN,
             4.95%, 12/1/14 ....................................................     1,600,000     1,600,000
MIG1      Lone Star, Airport Improvement Authority, Series 1984 B1, VRDN,
             4.95%, 12/1/14 ....................................................     1,000,000     1,000,000
SS&C      Montgomery Industrial Development Authority, Medical Manufacturing
             Partners Project, Series 1987, VRDN, 4.1%, 8/1/17 .................     3,640,000     3,640,000
MIG1      North Central Texas Health Facilities Development Corp., Presbyterian
             Medical Center, VRDN, Series 1985 C, 4.95%, 12/1/15 ...............     1,900,000     1,900,000
A1+       San Antonio, Electric & Gas City Public Services, TECP, Series 1995A,
             3.55%, 2/13/97 ....................................................     1,000,000     1,000,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------

A1+       San Antonio, Water System Revenue, TECP, Series 1995, 3.6%, 2/7/97 ...  $  1,500,000   $ 1,500,000
SP1+      State of Texas TRAN, Series 1996, 4.75%, 8/29/97 .....................     4,000,000     4,030,082
MIG1      Texas Association of School Boards, Certificates of Participation TAN,
             Series 1996 FSA Insured, 4.75%, 8/29/97 ...........................     1,000,000     1,005,202
                                                                                                 -----------
                 TOTAL TEXAS ...................................................                  20,476,433
                                                                                                 -----------
          VERMONT
SS&C      Vermont Industrial Development, Vermont Marble Company, Series 1984,
             VRDN, 3.795%, 12/1/04 .............................................     3,575,000     3,575,000
MIG1      Vermont Student Assistance Corporation, VRDN, 3.65%, 1/1/04 ..........     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL VERMONT .................................................                   6,075,000
                                                                                                 -----------
          VIRGINIA
MIG1      Henrico County, Industrial Development Authority Revenue, Health
             Facility Hermitage Project, VRDN, 5.1%, 5/1/24 ....................       400,000       400,000
A1+       Peninsula Port Authority, Coal Terminal Revenue, Dominio Terminal
             Project, VRDN, 4.85%, 7/1/16 ......................................     1,600,000     1,600,000
SS&C      Peninsula Port Authority, Shell Oil, VRDN, 5%, 12/1/05 ...............     1,800,000     1,800,000
MIG1      Town of Louisa, Pollution Control Revenue, Virginia Electric
             Power Company 1987 TECP, 3.8%, 1/14/97 ............................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL VIRGINIA ................................................                   4,800,000
                                                                                                 -----------
          WASHINGTON
A1+       Washington Health Care Facilities Authority, Sisters of Providence, VRDN,
             Series 1985 B, 5%, 10/1/05 ........................................     1,590,000     1,590,000
A1+       Washington Public Power Supply Authority, Projects #1 & #3, Series 1993
             A-3, VRDN, 3.95%, 7/1/18 .........................................      1,895,000     1,895,000
                                                                                                 -----------
                 TOTAL WASHINGTON ..............................................                   3,485,000
                                                                                                 -----------
          TOTAL INVESTMENT PORTFOLIO -- 100.7% (cost $166,674,031) .............                 166,674,031
                                                                                                 -----------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Cash ..........................................................................................       74,550
Receivable for Investments sold ...............................................................      200,000
Receivable for capital stock sold .............................................................       10,612
Interest receivable and other assets ..........................................................    1,137,650
Dividend payable ..............................................................................     (379,040)
Payable for investments purchased .............................................................   (2,053,095)
Payable for capital stock redeemed ............................................................      (11,000)
Management fee payable (note 4) ...............................................................      (51,144)
Accrued expenses (note 4) .....................................................................     (149,175)
                                                                                                 -----------
                                                                                                  (1,220,642)
                                                                                                 -----------

See notes to financial statements.

CREDIT                                                                                              VALUE
RATING*                                                                                           (NOTE 2a)
------                                                                                            ---------
NET ASSETS -- 100.0%
Applicable to 165,453,389 shares of $.001 par value Capital Stock outstanding;
1,000,000,000 shares authorized (note 7) ......................................................  $165,453,389
                                                                                                 ============
NET ASSET VALUE PER SHARE .....................................................................      $1.00
                                                                                                     =====

**  Cost for federal income tax purposes.

* CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S CORPORATION OR SCUDDER, STEVENS & CLARK

 MOODY'S     STANDARD &
             POOR'S

 P1          A1/A1+     Commercial paper of the highest quality.

 MIG1        SP1/SP1+   Short-term tax-exempt instrument of the best quality
                        with strong protection.

 VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

 ABBREVIATIONS USED IN THE STATEMENT:

TECP  Tax Exempt Commercial Paper           VRDN   Variable Rate Demand Note
GO    General Obligation                    RAN    Revenue Anticipation Note
TAN   Tax Anticipation Note                 TRAN   Tax Revenue Anticipation Note

SS&C These securities are not rated by either Moody's or Standard & Poor's. Scudder has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                     MANAGED
                                                    GOVERNMENT      MANAGED       MANAGED
                                                    SECURITIES       CASH         TAX-FREE
                                                       FUND          FUND           FUND
                                                    ----------      -------       --------
INVESTMENT INCOME:
Interest Income                                    $  3,767,953  $ 20,334,389   $ 5,235,778
                                                   ------------  ------------   -----------
EXPENSES (note 2c):
Management fee (note 4)                                 281,243     1,502,570       587,278
Shareholder services (notes 4, 5 and 6)                 164,973       627,468       331,052
Directors' fees and expenses (note 4)                     9,174        12,877        12,742
Custodian and accounting fees (note 4)                   49,201        98,383        74,340
Professional services                                     6,196        39,394        20,298
Reports to shareholders                                   3,480        17,828         6,467
Registration fees                                        13,934        23,652        15,441
Miscellaneous                                             9,779        18,533        11,496
                                                   ------------  ------------   -----------
Total expenses before reductions                        537,980     2,340,705     1,059,114
Expense reductions (note 4)                            (150,102)     (274,989)         --
                                                   ------------  ------------   -----------
   Expenses, net                                        387,878     2,065,716     1,059,114
                                                   ------------  ------------   -----------
NET INVESTMENT INCOME AND INCREASE IN NET
   ASSETS FROM OPERATIONS                          $  3,380,075  $ 18,268,673   $ 4,176,664
                                                   ============  ============   ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                                                     MANAGED GOVERNMENT
                                                       SECURITIES FUND
                                                -------------------------------
                                                     1996              1995
                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase
      in net assets from operations ........    $   3,380,075     $   3,681,354
   Dividends (notes 2b and 2d) .............       (3,380,075)       (3,681,354)
                                                -------------     -------------
                                                       --                --
                                                -------------     -------------
CAPITAL STOCK TRANSACTIONS (note 7):
   Proceeds from sale of shares ............      475,466,734       229,035,361
   Net asset value of shares issued in
      reinvestment of dividends ............        2,288,409         2,961,712
                                                -------------     -------------
                                                  477,755,143       231,997,073
   Cost of shares redeemed .................     (499,812,580)     (250,578,326)
                                                -------------     -------------
   Increase (decrease) in net assets
      from capital stock transactions ......      (22,057,437)      (18,581,253)
                                                -------------     -------------
Total increase (decrease) in net assets ....      (22,057,437)      (18,581,253)

NET ASSETS:
Beginning of year ..........................       49,975,724        68,556,977
                                                -------------     -------------
End of year ................................    $  27,918,287     $  49,975,724
                                                =============     =============

See notes to financial statements.

                                                         MANAGED CASH FUND                       MANAGED CASH FUND
                                                -----------------------------------    ----------------------------------
                                                        1996               1995               1996               1995
                                                ----------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase
      in net assets from operations ........    $     18,268,673    $    20,682,893    $     4,176,664    $     4,313,224
   Dividends (notes 2b and 2d) .............         (18,268,673)       (20,682,893)        (4,176,664)        (4,313,224)
                                                ----------------    ---------------    ---------------    ---------------
                                                          --                 --                 --                 --
                                                ----------------    ---------------    ---------------    ---------------
CAPITAL STOCK TRANSACTIONS (note 7):
   Proceeds from sale of shares ............       2,285,419,535      2,168,020,988        605,388,558        561,389,929
   Net asset value of shares issued in
      reinvestment of dividends ............          10,791,498         11,385,987          2,369,718          2,171,918
                                                ----------------    ---------------    ---------------    ---------------
                                                   2,296,211,033      2,179,406,975        607,758,276        563,561,847
   Cost of shares redeemed .................      (2,236,431,853)    (2,174,994,810)      (580,696,936)      (549,766,530)
                                                ----------------    ---------------    ---------------    ---------------
   Increase (decrease) in net assets
      from capital stock transactions ......          59,779,180          4,412,165         27,061,340         13,795,317
                                                ----------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets ....          59,779,180          4,412,165         27,061,340         13,795,317

NET ASSETS:
Beginning of year ..........................         371,519,095        367,106,930        138,392,049        124,596,732
                                                ----------------    ---------------    ---------------    ---------------
End of year ................................    $    431,298,275    $   371,519,095    $   165,453,389    $   138,392,049
                                                ================    ===============    ===============    ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                     RATIO OF      RATIO OF NET
                                                                                     OPERATING      INVESTMENT
                                NET ASSET                         NET ASSET           EXPENSES        INCOME     NET ASSETS
                                VALUE, AT     NET                 VALUE,AT           TO AVERAGE     TO AVERAGE     END OF
                                BEGINNING  INVESTMENT  DIVIDENDS     END     TOTAL     DAILY          DAILY        PERIOD
       PERIOD                   OF PERIOD    INCOME       PAID    OF PERIOD  RETURN  NET ASSETS(a)  NET ASSETS   (MILLIONS)
----------------------          ---------  ----------  ---------  ---------  ------  ----------    ------------  ----------
MANAGED GOVERNMENT
   SECURITIES FUND
   Year ended 12/31/96 ........   $ 1.00     $ .048    $ (.048)   $  1.00    4.91%*     0.55%          4.81%        $28
   Year ended 12/31/95 ........     1.00       .054      (.054)      1.00    5.49*      0.55           5.36          50
   Year ended 12/31/94 ........     1.00       .037      (.037)      1.00    3.75*      0.55           3.61          69
   Year ended 12/31/93 ........     1.00       .026      (.026)      1.00    2.68*      0.55           2.65          92
   Year ended 12/31/92 ........     1.00       .035      (.035)      1.00    3.51*      0.55           3.39         151
MANAGED CASH FUND
   Year ended 12/31/96 ........     1.00       .049      (.049)      1.00    4.97*      0.55           4.86         431
   Year ended 12/31/95 ........     1.00       .054      (.054)      1.00    5.57*      0.55           5.45         372
   Year ended 12/31/94 ........     1.00       .038      (.038)      1.00    3.86*      0.55           3.84         367
   Year ended 12/31/93 ........     1.00       .028      (.028)      1.00    2.81*      0.55           2.78         324
   Year ended 12/31/92 ........     1.00       .037      (.037)      1.00    3.74*      0.55           3.76         305
MANAGED TAX-FREE FUND
   Year ended 12/31/96 ........     1.00       .028      (.028)      1.00    2.88       0.72           2.84         165
   Year ended 12/31/95 ........     1.00       .032      (.032)      1.00    3.30       0.79           3.25         138
   Year ended 12/31/94 ........     1.00       .023      (.023)      1.00    2.29       0.77           2.26         125
   Year ended 12/31/93 ........     1.00       .018      (.018)      1.00    1.85       0.78           1.83         107
   Year ended 12/31/92 ........     1.00       .025      (.025)      1.00    2.56       0.77           2.54          91

(a) The annualized operating expense ratio including expenses reimbursed, management fee and other expenses not imposed would have been, for the Managed Government Securities Fund, and Managed Cash Fund, 0.77%, and 0.62%, for the year ended December 31, 1996, respectively; 0.86%, and 0.68%, for the year ended December 31, 1995, respectively; 0.84%, and 0.68%, for the year ended December 31, 1994, respectively; 0.77%, and 0.66%, for the year ended December 31, 1993, respectively; 0.76%, and 0.64%, for the year ended December 31, 1992, respectively.

* Total returns are higher, for the periods indicated, due to the maintenance of the Fund's expenses.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company which currently includes three active money market investment portfolios: Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund (collectively, the "Funds"). The Managed Federal Securities Fund ceased operations on November 29, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies followed by the Company are:

      (a) Security Valuation -- Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

      (b) Federal Income Taxes -- The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

      (c) Allocation of Expenses -- Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative net assets of the Company.

      (d) Dividends -- Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

      (e) Other -- Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

3. REPURCHASE AGREEMENTS

      It is the Company's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Company in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Company's custodian. The Company's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Company's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Company's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Company may be delayed or limited.

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Company retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Funds, pursuant to investment advisory agreements between Scudder and the Company on behalf of each such Fund, for a management fee payable each month, based upon the average daily value of each Fund's net assets, at annual rates of 0.40% on the first $1.5 billion and 0.35% on any amount in excess thereof. Scudder has agreed not to impose a portion of its management fee until December 31, 1996, to the extent necessary so that expenses of each of the Managed Government Securities Fund and the Managed Cash Fund do not exceed 0.55%, of the average daily net assets of each Fund.

      For the year ended December 31, 1996, Scudder did not impose fees amounting to $150,102 and $274,989 on the Managed Government Securities Fund and the Managed Cash Fund, respectively.

      Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Company's shareholder service, transfer and dividend disbursing agent. For the year ended December 31, 1996, the amount charged to the Company by SSC aggregated $23,477 for the Managed Government Securities Fund, $66,490 for the Managed Cash Fund, and $23,477 for the Managed Tax-Free Fund, of which $2,292, $5,556, and $2,292 respectively, remain unpaid at December 31, 1996.

      Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $30,000 for the Managed Government Securities Fund, $48,900 for the Managed Cash Fund, and $39,965 for the Managed Tax-Free Fund, of which $2,500, $4,177, and $3,306, respectively, remain unpaid at December 31, 1996.

      The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $205,224, an applicable portion of which is included in accrued expenses of each such Fund.

5. SHAREHOLDER SERVICES

      Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and Scudder for performing shareholder servicing functions for their customers who own shares in the Funds from time to time. For the year ended December 31, 1996, payments by the Funds pursuant to these arrangements aggregated $135,832 for the Managed Government Securities Fund, $536,533 for the Managed Cash Fund and $301,843 for the Managed Tax-Free Fund.

6. SHAREHOLDER SERVICE, ADMINISTRATION AND DISTRIBUTION PLAN

      The Company has a Shareholder Service, Administration and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which participating organizations which enter into agreements with the Company and Scudder may receive a fee of up to 0.25% on an annual basis from each Fund of the Company and Scudder. Such fee is calculated on the average daily net assets of the Company for which such participating organizations are responsible. No payments have been made by the Company for shareholder service, administration and distribution assistance under this plan other than as indicated in Note 5 above.

7. CAPITAL STOCK

      At December 31, 1996, the Company had 10,000,000,000 shares of $.001 par value capital stock authorized, of which 3,000,000,000 shares each have been designated for the Managed Government Securities Fund and Managed Cash Fund and 1,000,000,000 shares have been designated for the Managed Tax-Free Fund. Net paid in capital in excess of par value was $27,890,369, for the Managed Government Securities Fund, $430,866,977 for the Managed Cash Fund and $165,287,936 for the Managed Tax-Free Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER FUND, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures when confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 19, 1997

--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF 1996 DIVIDENDS (UNAUDITED)

      The total amount of dividends declared in 1996 by each of the Government Portfolio and Cash Portfolio of Scudder Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

      All of the dividends from the Tax-Free Portfolio declared in 1996 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1996 Federal income tax return.

      Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

--------------------------------------------------------------------------------

                               Managed Government
                                 Securities Fund

                                Managed Cash Fund

                              Managed Tax-Free Fund

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder, Stevens & Clark, Inc.
    345 Park Avenue
    New York, New York 10154


    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110


    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110


    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110


    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205


    Legal Counsel
    Sullivan & Cromwell
    New York, New York

                                -----------------

The Funds are neither insured nor guaranteed by the U.S. Government. Each Fund intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.




                               MANAGED GOVERNMENT
                                 SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND







                                 ANNUAL REPORT

                               DECEMBER 31, 1996